Schedule of assets and liabilities held for sale and discontinued operations (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Inventories	$ 1,151	$ 1,646	$ 2,115
Property, plant and equipment	1,460	439	3,742
Goodwill	1,788	1,635	17,697	$ 18,269
Intangible assets	16,694	15,235	42,175
Deferred tax assets	4,405	4,099	5,136
Total liabilities of disposal group classified as held for sale		5,515
Net assets/(liabilities) identified as held for sale	20,104	(40,537)	3,746
Disposal groups classified as held for sale [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables		2,366
Inventories		657
Property, plant and equipment		2,040
Goodwill		210
Intangible assets
Deferred tax assets		206
Total assets of disposal group classified as held for sale		5,479
Trade and other payables		2,722
Current debt		1,267
Non-current debt		77
Lease liabilities - current		263
Lease liabilities - non-current		1,186
Total liabilities of disposal group classified as held for sale		5,515
Net assets/(liabilities) identified as held for sale		$ (36)